COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies [Table Text Block]
The following table presents by type First Financial's loan balances and contractual obligations to extend credit:

	December 31, 2023		December 31, 2022
(dollars in thousands)	Unfunded commitment	Loan balance	Unfunded commitment	Loan balance
Commercial & industrial	$1,942,868	$3,501,221	$1,833,977	$3,410,272
Lease financing	0	474,817	6,842	236,124
Construction real estate	565,009	564,832	689,015	512,050
Commercial real estate-investor	101,689	3,138,629	107,205	3,094,064
Commercial real estate-owner	40,346	942,310	48,208	958,695
Residential real estate	98,686	1,333,674	74,089	1,092,265
Home equity	972,474	758,676	903,459	733,791
Installment	25,841	159,078	16,073	209,895
Credit card	235,686	59,939	225,864	51,815
Total	$3,982,599	$10,933,176	$3,904,732	$10,298,971

Investment Holdings, Schedule of Investments
The following table summarizes First Financial's investments in affordable housing projects and other tax credit investments.

(Dollars in thousands)		December 31, 2023		December 31, 2022
Investment	Accounting Method	Investment	Unfunded commitment	Investment	Unfunded commitment
LIHTC	Proportional amortization	$142,933	$80,465	$126,537	$70,690
HTC	Equity	19,798	14,043	17,108	11,955
NMTC	Equity	1,938	0	2,944	0
Renewable energy	Equity	23,981	1,857	11,851	1,689
Total		$188,650	$96,365	$158,440	$84,334

The following tables summarize First Financial's amortization expense and tax benefit recognized in affordable housing projects and other tax credit investments.

	Twelve months ended
	December 31, 2023		December 31, 2022		December 31, 2021
(Dollars in thousands)	Amortization expense (1)	Tax expense (benefit) recognized (2)	Amortization expense (1)	Tax expense (benefit) recognized (2)	Amortization expense (1)	Tax expense (benefit) recognized (2)
LIHTC	$14,545	$(14,563)	$11,929	$(11,088)	$8,894	$(8,581)
HTC	0	(319)	0	(319)	1,116	(263)
NMTC	415	(210)	415	(210)	210	(210)
Renewable energy	0	0	23,411	(25,473)	11,467	(12,216)
Total	$14,960	$(15,092)	$35,755	$(37,090)	$21,687	$(21,270)

(1) The amortization expense for the LIHTC investments is included in income tax expense. The amortization expense for the HTC, NMTC, and Renewable energy tax credits is included in other noninterest expense.

(2) All of the tax benefits recognized are included in Income tax expense. The tax benefit recognized for the HTC, NMTC, and Renewable energy investments primarily reflects the tax credits generated from the investments and excludes the net tax expense (benefit) and deferred tax liability of the investments’ income (loss).